Equity Method Investments - Schedule of Equity Method Investment (Details) - Lab Services MSO [Member]	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Equity Method Investment [Line Items]
Equity investment carrying amount beginning balance	$ 12,095,020
The Company’s interest in the fair value of Lab Services MSO’s net assets at February 9, 2023		1,206,406
The Company’s interest in the net excess of Lab Services MSO’s fair value over net assets which was attributable to identifiable intangible assets at February 9, 2023		10,004,000
The Company’s interest in the net excess of Lab Services MSO’s fair value over net assets which was attributable to goodwill at February 9, 2023		9,456,261
Total payment for equity method investment		20,666,667
Lab Services MSO’s net income attributable to the Company	79,923	1,236,391
Intangible assets amortization amount	(666,932)	(611,356)
Distribution of earnings from equity investment	(611,888)
Impairment of goodwill	(259,579)	(9,196,682)
Equity investment carrying amount ending balance	$ 10,636,544	$ 12,095,020